DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of amounts recorded in respect of discontinued operations

(in thousands of $)	2013	2012
Operating revenues	2,100	18,033
Loss from sale of assets	(847)	—
Net (loss) income	(549)	7,567